Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party balances and transactions
Schedule of related party balances and transactions

The amounts due from related party consisted of the following:

	As of	As of	As of
	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
Mr. Yuan Li	4,439,705	—	—

The amounts due to related parties consisted of the following:

	As of	As of	As of
	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
Mr. Yuan Li	275,000	417,062	59,613
Ms. Li Tan	100	—	—
JD LIYUAN LIMITED	—	45,732	6,537
Mr. Xiang Lan	—	43	6
Total	275,100	462,837	66,156

Related party transactions

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Revenue from a related party
New Vision	853,089	—	—	—

Advances made to related parties
Mr. Yuan Li	—	4,439,705	—	—

Collection from related parties
Mr. Yuan Li	—	—	4,439,705	634,597

Advances made from related parties
Mr. Yuan Li	—	275,000	417,062	59,613
Ms. Li Tan	—	100	—	—
Mr. Xiang Lan	—	—	43	6
JD LIYUAN LIMITED	—	—	45,732	6,537

Repayment made to related parties
Ms. Li Tan	—	—	100	14